Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	2,348,216
Balance at Dec. 31, 2020	$ 23,482	$ 53,048,060	$ (18,472,150)	$ 34,599,392
Net income / (loss)	0	0	3,082,679	3,082,679
Dividends to Series B preferred shares	0	0	(570,925)	(570,925)
Preferred deemed dividend	$ 0	0	(120,000)	(120,000)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	103,818
Issuance of shares sold at the market (ATM), net of issuance costs	$ 1,038	2,955,556	0	2,956,594
Issuance of shares in connection with debt to shares conversion (in shares)	180,308
Issuance of shares in connection with debt to shares conversion	$ 1,803	4,945,851	0	4,947,654
Offering expenses	0	(13,667)	0	(13,667)
Share-based compensation	$ 0	107,972	0	107,972
Balance (in shares) at Jun. 30, 2021	2,632,342
Balance at Jun. 30, 2021	$ 26,323	61,043,772	(16,080,396)	44,989,699
Balance (in shares) at Dec. 31, 2021	2,919,191
Balance at Dec. 31, 2021	$ 29,192	67,963,707	10,930,482	78,923,381
Net income / (loss)	$ 0	0	21,112,528	21,112,528
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	65,130
Issuance of shares sold at the market (ATM), net of issuance costs	$ 651	2,684,951	0	2,685,602
Share-based compensation	$ 0	365,379	0	365,379
Balance (in shares) at Jun. 30, 2022	2,984,321
Balance at Jun. 30, 2022	$ 29,843	$ 71,014,037	$ 32,043,010	$ 103,086,890